Document And Entity Information	Feb. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2026
Entity Registrant Name	North Haven Private Income Fund A LLC
Entity Central Index Key	0001973476
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	814-01654
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-1385301
Entity Address, Address Line One	1585 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	761-4000
No Trading Symbol Flag	true
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class I Units